Investment Objectives and Goals	Jul. 01, 2024
Invesco S&P 500 QVM Multi-factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Invesco S&P SmallCap 600 QVM Multi-factor ETF